Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Investments in associates and joint ventures
Current assets				$ 69,061,075		$ 67,431,024
Non-current assets				202,185,257		222,912,868
Total assets				271,246,332		290,343,892
Current liabilities				43,709,666		42,164,942
Non-current liabilities				139,597,633		142,553,717
Total liabilities				183,307,299		184,718,659
UHI
Investments in associates and joint ventures
Current assets			$ 1,470,301		$ 1,199,800
Non-current assets			8,249,358		8,521,477
Total assets			9,719,659		9,721,277
Current liabilities			712,300		554,700
Non-current liabilities			8,630,459		8,720,377
Total liabilities			9,342,759		9,275,077
Net assets			$ 376,900		$ 446,200
Associated other than UHI
Investments in associates and joint ventures
Current assets				923,784		1,454,771
Non-current assets				967,584		920,140
Total assets				1,891,368		2,374,911
Current liabilities				1,229,246		1,439,238
Non-current liabilities				315,260		426,043
Total liabilities				1,544,506		1,865,281
Net assets				346,862		509,630
Goodwill				359,613		359,613
Adjustments for differences in accounting policies	$ (36,319)	$ (60,112)
Carrying amount of the Groups interest in associates				670,156		809,131
Investments accounted for using equity method
Investments in associates and joint ventures
Current assets				151,151		155,628
Non-current assets				541,861		599,856
Total assets				693,012		755,484
Current liabilities				45,320		43,556
Non-current liabilities				860,357		924,759
Total liabilities				905,677		968,315
Net assets				(212,665)		(212,831)
Goodwill				113,837		113,837
Adjustments for differences in accounting policies	(3,230)	(9,684)
Long-term loans granted to GTAC, net	$ 821,253	$ 872,317
Carrying amount of the Groups interest in associates				$ 719,195		$ 763,639